Basis of Presentation and General Information - Pro Forma Consolidated Financial Information (Table) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Basis of Presentation and General Information [Abstract]
Pro forma revenues	$ 177,654
Pro forma operating loss	(10,296)
Pro forma net loss	$ (24,075)
Pro forma loss per share, basic and diluted | $ / shares	$ (0.27)